                                                      FORM N-SAR

                                                  SEMI-ANNUAL REPORT

                                         FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:         (a)

         or fiscal year ending:   12/31/02                    (b)

Is this a transition report? (Y/N):                                                                                N

Is this an amendment to a previous filing? (Y/N):                                                                  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.       Registrant Name: American Skandia Life Assurance Corporation Variable Account E

         B.       File Number: 811-7260

         C.       Telephone Number: (203) 926-1888

2.       A.       Street: One Corporate Drive, 10th Floor

         B.       City: Shelton             C. State: CT               D. Zip Code: 06484

         E.       Zip Ext.: 0883

         F.       Foreign County            Foreign Postal Code:

3.       Is this first filing on this form by Registrant: (Y/N)
N

4.       Is this the last filing on this form by Registrant: (Y/N)                                                 N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)                                           N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N)                                                        Y
         [If answer is "Y" (Yes), complete only items 111 through 132.]

7.       A.       Is Registrant a series or multiple portfolio company? (Y/N)                                      N
                  [If answer is "N" (No), go to item 8.]

B.       How many separate series or portfolios did Registrant have at the end of the period?

C.       List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1.  USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN
                  THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF

PAGE NUMBER: 01

For period ending 12/31/02
File number 811-7260

                  THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM.  THIS INFORMATION
                  IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                                                 Is this the
                  Series                                                                         last filing
                  Number                             Series Name                                 for this series?

                       1                                                                                  Y/N

UNIT INVESTMENT TRUSTS

111.     A.       [/]      Depositor Name:

         B.       [/]      File Number (If any):

         C.       [/]      City:            State:            Zip Code:         Zip Ext.:

                           Foreign County:                    Foreign Postal Code:

111.     A.       [/]      Depositor Name:

         B.       [/]      File Number (If any):

         C.       [/]      City:            State:            Zip Code:         Zip Ext.:

                           Foreign County:                    Foreign Postal Code:

112.     A.       [/]      Sponsor Name:

         B.       [/]      File Number (If any):

         C.       [/]      City:            State:            Zip Code:         Zip Ext.:

                           Foreign County:                    Foreign Postal Code:

112.     A.       [/]      Sponsor Name:

         B.       [/]      File Number (If any):

         C.       [/]      City:            State:            Zip Code:         Zip Ext.:

                           Foreign County:                    Foreign Postal Code:

PAGE NUMBER: 47

For period ending 12/31/02
File number 811-7260

113.     A.       [/]      Trustee Name:

         B.       [/]      City:                     State:            Zip Code:        Zip Ext.:

                           Foreign County:                    Foreign Postal Code:

113.     A.       [/]      Trustee Name:

         B.       [/]      City:            State:            Zip Code:         Zip Ext.:

                           Foreign County:                    Foreign Postal Code:

114.     A.       [/]      Principal Underwriter Name:

         B.       [/]      File Number (If any):

         C.       [/]      City:            State:            Zip Code:         Zip Ext.:

                           Foreign County:                    Foreign Postal Code:

114.     A.       [/]      Principal Underwriter Name:

         B.       [/]      File Number (If any):

         C.       [/]      City:            State:            Zip Code:         Zip Ext.:

                           Foreign County:                    Foreign Postal Code:

115.     A.       [/]      Independent Public Accountant Name:

         B.       [/]      City:            State:            Zip Code:         Zip Ext.:

                           Foreign County:                    Foreign Postal Code:

115.     A.       [/]      Independent Public Accountant Name:

         B.       [/]      City:            State:            Zip Code:         Zip Ext.:

                           Foreign County:                    Foreign Postal Code:

PAGE NUMBER: 48

For period ending 12/31/02
File number 811-7260

116.     Family of investment companies information:

         A.       [/]      Is Registrant part of a family of investment companies? (Y/N)                           N

         B.       [/]      Identify the family in 10 letters:

         (NOTE:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.     A.       [/]      Is Registrant a separate account of an insurance company? (Y/N)                         Y

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

         B.       [/]      Variable annuity contracts? (Y/N)                                                       Y

         C.       [/]      Scheduled premium variable life contracts? (Y/N)                                        N

         D.       [/]      Flexible premium variable life contracts? (Y/N)                                         N

         E.       [/]      Other types of insurance products registered under the Securities Act of 1933?          N
                           (Y/N)

118.     [/]      State the number of series existing at the end of the period that had securities registered
                  under the Securities Act of 1933                                                                 1

119.     [/]      State the number of new series for which registration statements under the Securities Act
                  of 1933 became effective during the period                                                       0

120.     [/]      State the total value of the portfolio securities on the date of deposit for the new series
                  included in item 119 ($000's omitted)                                                            $0

121.     [/]      State the number of series for which a current prospectus was in existence at the end of
                  the period                                                                                       1

122.     [/]      State the number of existing series for which additional units were registered under the
                  Securities Act of 1933 during the current period                                                 0

PAGE NUMBER 49

For period ending 12/31/02
File number 811-7260

123.     [/]      State the total value of the additional units considered in answering item 122
                  ($000's omitted)                                                                                 $0

124.     [/]      State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
                  $0

125.     [/]      State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the
                  sale of units of all series of Registrant  ($000's omitted)                                      $0

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)
         $0

127.     List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                              Number of Series      Total Assets        Total Income
                                                                 Investing        ($000's omitted)     Distributions
                                                                                                      ($000's omitted)
         A.      U.S. Treasury direct issue
         B.      U.S. Government agency
         C.      State and municipal tax-free
         D.      Public utility debt
         E.      Brokers or dealers debt or debt of
                 brokers' or dealers' parent
         F.      All other corporate intermediate &
                 long-term debt
         G.      All other corporate short-term debt
         H.      Equity securities of brokers or dealers
                 or parents of brokers or dealers
         I.      Investment company equity securities
         J.      All other equity securities                         1           $ 36,197                   $ 0
         K.      Other securities
         L.      Total assets of all series of Registrant                        $ 36,197                   $ 0

PAGE NUMBER: 50

For period ending 12/31/02
File number 811-7260

128.     [/]      Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                  N

                  [If answer is "N" (No), go to item 131.]

129.     [/]      Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

                  [If answer is "N" (No), go to item 131.]

130.     [/]      In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.              Total expenses incurred by all series of Registrant during the current reporting period
                  ($000's omitted)                                                                        $ 259

132.     [/]      List the "811 (Investment Company Act of 1940) registration number for all Series of
                  Registrant that are being included in the filing.

PAGE NUMBER: 51

This report is signed on behalf of the depositor, American Skandia Life Assurance Corporation, in the Town of
Shelton, County of Fairfield, and the State of Connecticut for the registrant, AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION VARIABLE ACCOUNT E

BY:  American Skandia Life Assurance Corporation

/s/Carl Cavaliere
Carl Cavaliere
Vice President, Corporate Treasurer and Business Controller

WITNESS:

_____________________________________
/s/Kathleen A. Chapman
Kathleen Chapman